Consolidated Balance Sheets		Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
CURRENT ASSETS:
Cash and cash equivalents		$ 2,517,577	$ 272,895
Restricted cash		562	785,105
Accounts receivable, net		7,522,465	11,094,702
Note receivables			1,885,183
Advanced to suppliers		2,675,445	1,632,975
Inventories		973,644	873,720
Prepayments and other current assets		6,918,026	1,353,457
TOTAL CURRENT ASSETS		20,761,273	18,049,402
NON-CURRENT ASSETS:
Property, plant and equipment, net		84,623,119	23,363,352
Intangible assets, net		6,164,781	6,207,309
Prepayments for long-term assets		24,522,149	39,307,235
Deferred offering costs		634,978	538,584
Equity investment		2,261,433	2,229,194
TOTAL NON-CURRENT ASSETS		118,206,460	71,645,674
TOTAL ASSETS		138,967,733	89,695,076
CURRENT LIABILITIES:
Short-term borrowings		20,624,062	25,788,560
Accounts payable		763,343	1,294,480
Contract liabilities		2,272,179	637,537
Accrued expenses and other current liabilities		19,258,940	9,790,325
TOTAL CURRENT LIABILITIES		72,744,655	57,318,539
NON-CURRENT LIABILITIES:
Long-term borrowings		32,175,020
TOTAL LIABILITIES		104,919,675	57,318,539
Commitments and contingencies (Note 16)
SHAREHOLDERS’ EQUITY (DEFICIT):
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 20,000,000 and 20,000,000 shares issued and outstanding as of June 30, 2025 and 2024, respectively.*	[1]	2,000	2,000
Additional paid-in capital	[1]	777,992	777,992
Accumulated deficit		(4,316,467)	(3,383,846)
Accumulated other comprehensive loss		(275,578)	(245,500)
SHAREHOLDERS’ DEFICIT ATTRIBUTABLE TO TEXXON HOLDING LIMITED		(3,812,053)	(2,849,354)
Non-controlling interests		37,860,111	35,225,891
TOTAL EQUITY		34,048,058	32,376,537
TOTAL LIABILITIES AND EQUITY		138,967,733	89,695,076
Related Party
CURRENT ASSETS:
Loan to a related party		153,554	151,365
CURRENT LIABILITIES:
Due to related parties		$ 29,826,131	$ 19,807,637

[1]	Shares presented on a retroactive basis to reflect the reorganization.